Long-term debt - Additional Information (Detail) - CAD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2023	Mar. 31, 2025	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 339,200,000 [1]	$ 339,200,000	[1]	$ 224,900,000
Letters of credit outstanding	4,400,000	4,400,000		4,900,000
Notional amount	339,200,000	$ 339,200,000		224,900,000
Senior Unsecured Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity		July 27, 2027
Borrowings	114,200,000	$ 114,200,000
Borrowings repurchased amount	$ 1,200,000	$ 1,200,000
Interest rate	11.95%	11.95%
Discounted price per note	$ 1,016	$ 1,016					$ 980
Principal price per note	$ 1,000	$ 1,000		$ 1,000			$ 1,000
Proceeds from borrowings		125,000,000
Borrowings repurchase offering amount	36,000,000	36,000,000				$ 63,800,000
Reduction to borrowings repurchase offering amount						$ 50,400,000
Addition to borrowings repurchase offering amount	2,000,000
Repurchase offer price per note				$ 1,030
Events Subsequent To Reporting Period [member] | Senior Unsecured Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings repurchase offering amount					$ 3,000,000
Syndicated Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Available borrowing facilities	$ 300,000,000	$ 300,000,000
Borrowings, maturity		May 31, 2026
Credit facility term date		May 31, 2025

[1]	The 2025 figure includes the current portion of our senior unsecured notes, which are expected to be subject to a Repurchase Offer pursuant to the terms of the notes. The 2026 figure includes our syndicated credit facility which has a term-out date of May 2026. The 2027 figure includes our senior unsecured notes not subject to the Repurchase Offer due in July 2027. Refer to Note 6 for further details. Historically, the Company has successfully renewed its syndicated credit facility.